Composition of Certain Financial Statement Captions - Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 767	$ 221
Accumulated Amortization	(298)	(179)
Intangible Asset, Net	469	42
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	221	221
Accumulated Amortization	(218)	(179)
Intangible Asset, Net	3	$ 42
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	546
Accumulated Amortization	(80)
Intangible Asset, Net	$ 466